STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended			12 Months Ended	1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	May 31, 2014	Jan. 31, 2014	Jul. 31, 2014	Dec. 31, 2012	Feb. 18, 2014	Aug. 31, 2014	Sep. 30, 2014	Oct. 31, 2014	Mar. 20, 2014	Jan. 23, 2012	Jun. 17, 2014	Feb. 28, 2013	Feb. 25, 2015	Mar. 18, 2015	Oct. 15, 2014	Mar. 31, 2012
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	624,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2.82		$ 7.20
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 669
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	7 months 24 days
Deemed Dividend Related To Exchange Agreement	279		0
Preferred Stock, Liquidation Preference, Value	4,165
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances	3,230
Stock Issued During Period, Value, Conversion of Convertible Securities	46		0
Proceeds from Warrant Exercises	343		292
Stock Issued During Period Shares Warrants Cash Less Exercise			12,567
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted	698
February 2014 Private Placement warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								11.75
Third Registration Statement [Member]
Class of Stock [Line Items]
Shares Reported Under Registration Statement Covering Public Resale	779,436
Consulting Agreement One [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.50
Equity Incentive Plan 2012 [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													572,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	432,500
Equity Incentive Plan 2012 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														1,000,000	572,000
Equity Incentive Plan 2012 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														1,500,000	1,000,000
Annual Director Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				5,000
Share Based Compensation Arrangements By Share Based Payment Award Options Grants To Nonemployees In Period Weighted Average Exercise Price				$ 6.95
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	vest in 8 quarterly instalments over a period of two years commencing the above date
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued For Services (in shares)			41,667
Stock Issued During Period Shares Upon Exchange Agreement	10,957,515
Stock Issued During Period, Shares, Conversion of Convertible Securities	176,137
Stock Issued During Period, Value, Conversion of Convertible Securities	0	[1]
Stock Issued During Period Shares Warrants Exercised	68,524		60,155
July 2, 2014 Adjustment issuance	496,884
Stock Issued During Period Shares New Issues February 2014	445,392
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities	46
Subsequent Event [Member] | Common Stock [Member]
Class of Stock [Line Items]
Share Price																$ 0.80
Chief Executive Officer [Member] | Equity Incentive Plan 2012 [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	ten
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Share Based Compensation Arrangements By Share Based Payment Award Options Grants To Nonemployee Director In Period Weighted Average Exercise Price					$ 6.95
Scientific Advisory Board [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					76,000
Employees [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					124,000	236,000
Consultants [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						63,000
Non Employee Directors [Member]
Class of Stock [Line Items]
Share Based Compensation Arrangements By Share Based Payment Award Options Grants To Nonemployee Director In Period Weighted Average Exercise Price					$ 6.95
Share-based Goods and Nonemployee Services Transaction, Shares Approved for Issuance					30,000	30,000
Non Employees [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					10,000
Employees and Consultants [Member]
Class of Stock [Line Items]
Share Based Compensation Arrangements By Share Based Payment Award Options Grants To Nonemployees In Period Weighted Average Exercise Price					$ 9.25	4.90
Restricted Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Other Selling, General and Administrative Expense			1,011
Private Placement [Member]
Class of Stock [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances	3,230
Private Placement [Member] | Investor [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement (in dollars)							2,461
Private Placement [Member] | Common Stock [Member] | Investor [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues February 2014								445,392
Private Placement [Member] | Common Stock [Member] | Placement Agents [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 5.00
April-May 2013 Private Placement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 25.00
October 2012 Private Placement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.50
February 2015 Private Placement [Member]
Class of Stock [Line Items]
Share Price	$ 0.0001
Percentage Of Aggregate Of Weighted Average Prices Of Common Stock	90.00%
February 2015 Private Placement [Member] | Investors And Placement Agent Warrants [Member]
Class of Stock [Line Items]
Share Price						4.45
February 2015 Private Placement [Member] | Warrant [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement (in dollars)	3,754
February 2015 Private Placement [Member] | Subsequent Event [Member] | Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	5,643,226
February 2014 Investors [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares Upon Exchange Agreement									10,806,190
February 2014 Investors And Placement Agent [Member]
Class of Stock [Line Items]
Fair value Of Common Stock Issued	3,403									3,124
September 2014 Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued For Services (in shares)	42,350
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	5,341,834																	5,341,834
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 4,096
Preferred Stock Convertible Into Common Stock	10,683,662										10,683,662
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.48
September 2014 Investors And Placement Agent [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrants Exercise Price Per Share Adjusted																			$ 1.23
September 2014 Investors And Placement Agent [Member] | Maximum [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 6.50
Warrants 2011 To 2012 Private Placement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	338,099
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.00
Warrants Exercise Price Per Share Adjusted	$ 1.00
Warrants 2011 To 2012 Private Placement [Member] | Investor [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	437,537
Warrants 2011 To 2012 Private Placement [Member] | Placement Agents [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,297,624
February 2014 Private Placement [Member]
Class of Stock [Line Items]
Sale Of Stock Price Per Unit								9.40
July 2, 2014 Adjustment issuance								496,884
February 2014 Private Placement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants Rights Cancelled During Period	549,338											334,044
February 2014 Private Placement [Member] | Placement Agents [Member]
Class of Stock [Line Items]
Warrants Rights Cancelled During Period	47,653											28,977
Stock Issued During Period Shares Upon Exchange Agreement										151,325

[1]	Represents an amount lower than $1.